Note 7 - Right-of-use Asset and Lease Liability	12 Months Ended
Mar. 31, 2021
Statement Line Items [Line Items]
Disclosure of leases [text block]
7.	Right-of-use asset and lease liability

The Company recognized a right-of-use asset based on the amount equal to the lease liability, adjusted for any related prepaid and accrued lease payments previously recognized. The lease liability was recognized based on the present value of remaining lease payments, discounted using the incremental borrowing rate at the date of initial application. The lease payments include fixed payments less any lease incentives receivable, variable lease payments that depend on an index or rate, and amounts expected to be paid under residual value guarantees. The variable lease payments that do not
depend on an index or a rate are recognized as expense in the year as incurred.

The carrying amounts of the Company's right-of-use asset and lease liability and movements during the year ended
March 31, 2021
were as follows:

	Right-of-Use Asset	Lease Liability
	$	$
Balance, March 31, 2020	68	67
Depreciation	(36)	-
Lease payments	-	(39)
Lease interest	-	6
Balance, March 31, 2021	32	34

Classification:
Current portion of lease liability	-	34
Long-term portion of lease liability	-	-
	-	34